BENEFIT PLANS - Weighted Average Assumptions Used to Determine Benefit Obligation and Cost (Details)	6 Months Ended	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2017
Benefit Costs
Discount rate	3.53%	3.69%
Rate of increase in future compensation levels	0.00%	0.00%
Expected rate of return on plan assets (Pension Plan only)	3.97%	3.90%
Benefit Obligations
Discount rate	3.81%	3.50%
Rate of increase in future compensation levels	0.00%	0.00%